Segment Information - Schedule of Sales by Therapeutic Category (Detail) - Sales Revenue, Net [Member] - Product Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	100.00%	100.00%	100.00%
Dermatological and Topical [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	60.00%	58.00%	63.00%
Neuropsychiatric [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	13.00%	16.00%	17.00%
Cardiovascular [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	6.00%	7.00%	6.00%
Anti-Inflammatory [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	3.00%	3.00%	3.00%
Other [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	18.00%	16.00%	11.00%